Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands							5 Months Ended
	Apr. 10, 2017 shares	Dec. 21, 2016 USD ($) $ / shares shares	Dec. 13, 2016 USD ($) $ / shares shares	Nov. 23, 2016 USD ($) $ / shares shares	Aug. 10, 2016 USD ($) $ / shares shares	Jan. 08, 2016	Jun. 27, 2017 USD ($) shares	Jun. 30, 2017 shares	Feb. 03, 2017 USD ($)
Common Stock [Abstract]
Reverse stock split ratio						0.2
Issuance of common stock (in shares) | shares	125,000	1,300,000	10,000,000	1,305,000	1,180,000		2,782,136
Price per share (in dollars per share) | $ / shares		$ 1.49		$ 2.75	$ 4.15
Net proceeds from issuance of common stock		$ 1,775	$ 13,081	$ 3,210	$ 4,080		$ 2,597
Number of shares that can be purchased with outstanding warrants (in shares) | shares		1,500,000	10,000,000					12,065,000
Combined purchase price of shares and warrants (in dollars per share) | $ / shares			$ 1.50
Stock issuance costs							$ 86
Maximum [Member]
Common Stock [Abstract]
Common stock that can be sold									$ 20,000
Class A Warrants [Member]
Common Stock [Abstract]
Issuance of warrants (in shares) | shares		1,500,000	10,000,000
Purchase price per warrant (in dollars per share) | $ / shares		$ 0.01
Jelco [Member]
Common Stock [Abstract]
Repayments of related party debt			$ 6,900